UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

February 28, 2010
  unaudited

Common stocks — 94.67%	Shares	Value (000)

FINANCIALS — 17.36%
Banco Santander, SA	123,825,641	$1,611,035
BNP Paribas SA	13,066,156	945,854
Société Générale	15,500,748	853,239
Industrial and Commercial Bank of China Ltd., Class H	1,061,244,000	750,648
Prudential PLC	75,209,580	690,854
Credit Suisse Group AG	11,938,966	530,645
HSBC Holdings PLC (Hong Kong)	26,720,033	295,547
HSBC Holdings PLC (United Kingdom)	20,476,231	224,645
Banco Bradesco SA, preferred nominative	30,158,196	520,170
Wells Fargo & Co.	15,000,000	410,100
UBS AG1	28,501,810	393,321
Banco do Brasil SA, ordinary nominative	22,057,900	363,602
Bank of America Corp.	21,791,958	363,054
M&T Bank Corp.	4,637,700	359,097
JPMorgan Chase & Co.	7,740,000	324,848
Banco Santander (Brasil) SA, units (ADR)	12,694,425	151,825
Banco Santander (Brasil) SA, units	12,694,450	150,351
Bank of China Ltd., Class H	584,872,000	284,087
China Construction Bank Corp., Class H	360,569,000	272,694
Canadian Imperial Bank of Commerce (CIBC)	3,900,000	259,469
Deutsche Bank AG	3,999,079	254,102
Bank of New York Mellon Corp.	8,400,000	239,568
Sampo Oyj, Class A	9,845,675	238,782
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,888,045	177,405
Itaú Unibanco Holding SA, preferred nominative	1,771,000	35,793
Vienna Insurance Group	4,083,891	196,921
UniCredit SpA1	74,745,551	189,119
Aviva PLC	31,752,000	188,941
CapitaMall Trust, units	144,633,700	182,259
Swire Pacific Ltd., Class A	14,951,500	166,918
Lloyds Banking Group PLC1	206,591,537	165,359
Hang Seng Bank Ltd.	11,217,700	164,039
AXA SA	7,389,629	148,861
Barclays PLC	24,591,602	117,164
Erste Bank der oesterreichischen Sparkassen AG	3,103,701	117,010
Link Real Estate Investment Trust	40,887,500	102,830
DnB NOR ASA1	9,068,033	98,491
Australia and New Zealand Banking Group Ltd.	3,695,420	76,636
Komercní banka, AS	365,000	72,096
China Life Insurance Co. Ltd., Class H	15,685,000	69,618
Unibail-Rodamco SE, non-registered shares	350,000	69,147
Kasikornbank PCL, nonvoting depository receipt	26,250,000	68,765
Banco Bilbao Vizcaya Argentaria, SA	4,572,581	59,498
Zurich Financial Services AG	230,000	55,507
NIPPONKOA Insurance Co., Ltd.	8,860,000	54,279
ING Groep NV, depository receipts1	5,756,000	51,486
Kimco Realty Corp.	3,632,329	50,453
QBE Insurance Group Ltd.	2,398,137	45,993
Sun Hung Kai Properties Ltd.	3,083,000	42,819
Admiral Group PLC	2,051,180	38,778
Grupo Financiero Banorte, SAB de CV, Series O	7,107,752	26,592
Kerry Properties Ltd.	4,932,405	23,481
Developers Diversified Realty Corp.	2,032,000	21,559
ICICI Bank Ltd.	934,200	17,681
ICICI Bank Ltd. (ADR)	4,000	153
GAGFAH SA	1,919,471	17,617
Westpac Banking Corp.	612,000	14,332
Starwood Property Trust, Inc.	750,000	14,032
		13,429,169

INFORMATION TECHNOLOGY —11.31%
Microsoft Corp.	78,776,000	2,257,720
Taiwan Semiconductor Manufacturing Co. Ltd.	366,968,311	671,890
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	20,226,531	197,209
MediaTek Inc.	40,996,014	644,652
Oracle Corp.	19,997,000	492,926
Canon, Inc.	9,834,100	408,464
Redecard SA, ordinary nominative	27,042,200	393,804
Nintendo Co., Ltd.	1,346,200	365,756
Acer Inc.	115,363,451	323,298
Accenture PLC, Class A	7,600,000	303,772
Telefonaktiebolaget LM Ericsson, Class B	27,558,215	276,136
Automatic Data Processing, Inc.	6,420,000	267,136
Cielo SA, ordinary nominative	33,722,700	264,217
Delta Electronics, Inc.	81,913,920	238,485
HOYA CORP.	8,438,000	211,140
Google Inc., Class A1	399,000	210,193
Quanta Computer Inc.	86,945,850	177,330
Siliconware Precision Industries Co., Ltd.	139,165,000	161,417
HTC Corp.	12,842,075	129,560
Intel Corp.	5,000,000	102,650
Hewlett-Packard Co.	2,000,000	101,580
Wistron Corp.	56,470,269	96,711
Nokia Corp. (ADR)	4,169,800	56,167
Nokia Corp.	1,971,000	26,573
QUALCOMM Inc.	2,030,000	74,481
Yahoo! Inc.1	4,156,000	63,628
SAP AG	1,215,000	54,232
Analog Devices, Inc.	1,563,700	45,723
Microchip Technology Inc.	1,340,000	36,260
Murata Manufacturing Co., Ltd.	665,700	35,246
International Business Machines Corp.	220,000	27,975
Seagate Technology1	800,000	15,928
Wincor Nixdorf AG	190,000	12,888
		8,745,147

CONSUMER STAPLES — 9.55%
Philip Morris International Inc.	21,965,086	1,075,850
Wesfarmers Ltd.	29,832,090	832,277
Nestlé SA	11,356,330	565,594
Anheuser-Busch InBev NV	11,132,150	557,559
Anheuser-Busch InBev NV1	3,247,475	22
Kraft Foods Inc., Class A	15,221,339	432,743
Altria Group, Inc.	19,125,000	384,795
Danone SA	5,938,845	347,538
Pernod Ricard SA	4,398,097	331,560
Coca-Cola Co.	6,086,562	320,883
Wilmar International Ltd.	60,532,000	280,121
Tesco PLC	37,435,000	239,537
Reynolds American Inc.	4,470,282	236,031
Diageo PLC	13,751,000	223,065
Kroger Co.	9,230,000	203,983
Tingyi (Cayman Islands) Holding Corp.	86,020,000	199,711
Procter & Gamble Co.	3,000,000	189,840
PepsiCo, Inc.	2,580,000	161,172
Avon Products, Inc.	5,035,000	153,265
Kellogg Co.	2,468,400	128,727
Foster’s Group Ltd.	24,059,949	116,222
SABMiller PLC	3,580,000	93,879
Imperial Tobacco Group PLC	2,000,000	62,387
L’Oréal SA	508,100	52,628
Shoppers Drug Mart Corp.	1,185,000	49,549
Sara Lee Corp.	3,400,000	46,104
Koninklijke Ahold NV	3,400,597	41,700
Colgate-Palmolive Co.	411,000	34,088
Molson Coors Brewing Co., Class B	681,000	27,499
		7,388,329

TELECOMMUNICATION SERVICES — 9.45%
AT&T Inc.	54,499,030	1,352,121
América Móvil, SAB de CV, Series L (ADR)	23,010,599	1,025,583
Telefónica, SA	37,505,000	881,229
France Télécom SA	17,997,060	422,374
Singapore Telecommunications Ltd.	185,204,810	402,160
Philippine Long Distance Telephone Co.	4,852,460	273,082
Philippine Long Distance Telephone Co. (ADR)	1,650,000	92,895
Turkcell Iletisim Hizmetleri AS	56,833,000	332,346
Koninklijke KPN NV	18,857,515	300,612
Telekom Austria AG, non-registered shares	18,337,970	240,610
Vodafone Group PLC	109,859,500	236,917
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	227,397,000	202,402
Qwest Communications International Inc.	43,960,000	200,458
CenturyTel, Inc.	5,329,126	182,629
Belgacom SA	4,028,000	150,897
OJSC Mobile TeleSystems (ADR)	2,525,137	132,191
Magyar Telekom Telecommunications PLC	34,240,388	123,975
Türk Telekomünikasyon AS, Class D	39,150,000	122,439
Telekomunikacja Polska SA	21,938,710	117,407
Telefónica 02 Czech Republic, AS	4,222,000	99,851
Orascom Telecom Holding SAE (GDR)2,3	13,510,760	71,877
Orascom Telecom Holding SAE (GDR)	2,757,298	14,669
Advanced Info Service PCL	25,877,600	68,965
Telmex Internacional, SAB de CV, Class L (ADR)	3,545,500	64,812
Verizon Communications Inc.	2,222,900	64,309
Telecom Italia SpA, nonvoting	35,000,000	37,196
Teléfonos de México, SAB de CV, Class L (ADR)	1,798,300	28,161
KDDI Corp.	4,800	25,576
MTN Group Ltd.	1,527,205	22,298
China Mobile Ltd.	1,608,000	15,870
Globe Telecom, Inc.	320,880	6,737
		7,312,648

INDUSTRIALS — 8.80%
AB Volvo, Class B	86,870,700	736,772
Union Pacific Corp.	5,878,600	396,041
United Parcel Service, Inc., Class B	6,410,100	376,529
Lockheed Martin Corp.	4,742,500	368,777
Siemens AG	3,977,000	341,322
Scania AB, Class B	21,500,000	304,264
United Technologies Corp.	4,400,000	302,060
PACCAR Inc	8,520,000	301,182
BAE Systems PLC	51,437,000	293,529
3M Co.	3,260,000	261,289
CSX Corp.	4,706,355	223,364
Air France1,4	16,296,020	217,748
General Electric Co.	12,000,000	192,720
Komatsu Ltd.	9,500,000	190,513
Alstom SA	2,835,204	181,540
Singapore Technologies Engineering Ltd.	76,260,000	169,937
MAp Group	59,274,681	165,741
ComfortDelGro Corp. Ltd.4	135,100,000	149,085
Ryanair Holdings PLC (ADR)1	4,900,000	134,603
KONE Oyj, Class B	3,040,000	128,402
Robert Half International Inc.	4,600,000	128,340
Southwest Airlines Co.	9,433,300	118,671
Schneider Electric SA	1,072,018	114,556
SGS SA	81,707	109,481
Eaton Corp.	1,600,000	108,992
Deutsche Lufthansa AG	7,000,000	104,531
Qantas Airways Ltd.	43,821,413	103,680
Waste Management, Inc.	3,000,000	99,060
Deutsche Post AG	5,565,000	90,571
ASSA ABLOY AB, Class B	4,720,000	88,752
Geberit AG	500,000	85,678
Finmeccanica SpA	2,740,000	35,447
East Japan Railway Co.	485,000	33,366
Singapore Post Private Ltd.	43,500,000	32,518
Metso Oyj	1,035,000	32,110
Jiangsu Expressway Co. Ltd., Class H	34,260,000	31,825
Ellaktor SA	4,795,000	27,178
Vallourec SA	118,000	22,565
Contax Participações SA, ordinary nominative	152,600	2,443
		6,805,182

HEALTH CARE — 8.79%
Novartis AG	29,056,063	1,617,685
Bayer AG	24,168,000	1,602,649
Merck & Co., Inc.	30,094,900	1,109,900
Roche Holding AG	5,191,100	867,763
Abbott Laboratories	5,195,000	281,985
Johnson & Johnson	3,177,000	200,151
Merck KGaA	2,218,920	174,746
UCB SA	3,510,000	155,427
Medtronic, Inc.	3,423,800	148,593
Pfizer Inc	8,350,000	146,542
Fresenius Medical Care AG & Co. KGaA	2,525,000	131,936
Cochlear Ltd.	2,187,675	124,400
Teva Pharmaceutical Industries Ltd. (ADR)	1,195,000	71,712
Eli Lilly and Co.	2,000,000	68,680
Lonza Group Ltd.	656,299	51,736
Orion Oyj, Class B	2,024,201	44,927
		6,798,832

CONSUMER DISCRETIONARY — 7.65%
Honda Motor Co., Ltd.	14,582,000	504,862
Cie. Générale des Établissements Michelin, Class B	6,373,000	444,841
H & M Hennes & Mauritz AB, Class B	6,371,875	387,290
Industria de Diseño Textil, SA	6,066,907	358,007
British Sky Broadcasting Group PLC	40,643,900	337,093
OPAP SA	14,822,910	305,367
Vivendi SA	10,668,400	268,910
Daimler AG	6,289,000	262,718
Johnson Controls, Inc.	8,240,000	256,264
Toyota Motor Corp.	6,396,300	239,430
Renault SA1	5,304,131	218,252
Li & Fung Ltd.	46,014,000	214,016
Home Depot, Inc.	4,950,000	154,440
Bayerische Motoren Werke AG, nonvoting preferred	2,580,000	78,917
Bayerische Motoren Werke AG	1,675,000	67,975
Whirlpool Corp.	1,563,730	131,604
McDonald’s Corp.	2,000,000	127,700
Lowe’s Companies, Inc.	4,600,000	109,066
Time Warner Inc.	3,333,333	96,800
Target Corp.	1,847,500	95,183
Swatch Group Ltd, non-registered shares	232,300	64,655
Swatch Group Ltd	521,655	27,706
Staples, Inc.	3,500,000	90,160
Esprit Holdings Ltd.	12,283,422	87,596
Billabong International Ltd.	9,133,367	83,245
Expedia, Inc.1	3,707,600	82,457
News Corp., Class A	5,590,458	74,744
adidas AG	1,475,000	73,133
Whitbread PLC	3,040,000	65,814
Marks and Spencer Group PLC	12,818,187	64,510
Sherwin-Williams Co.	870,000	55,141
Kingfisher PLC	16,730,999	54,842
YUM! Brands, Inc.	1,590,000	53,615
Kesa Electricals PLC4	26,593,098	46,423
Yue Yuen Industrial (Holdings) Ltd.	14,091,500	42,030
Carnival Corp., units	1,000,000	35,960
Porsche Automobil Holding SE, nonvoting preferred	688,282	34,604
Limited Brands, Inc.	1,500,000	33,165
Aristocrat Leisure Ltd.	8,517,734	32,290
Hyundai Mobis Co., Ltd.	225,000	28,829
Fairfax Media Ltd.	18,000,000	26,617
TUI Travel PLC	5,996,138	25,067
Intercontinental Hotels Group PLC	1,774,099	24,884
DSG international PLC1	39,752,154	18,594
KB Home	1,000,000	16,280
D.R. Horton, Inc.	1,200,000	14,832
		5,915,928

ENERGY — 7.17%
Royal Dutch Shell PLC, Class B	17,777,849	465,242
Royal Dutch Shell PLC, Class A	7,850,000	214,073
Royal Dutch Shell PLC, Class A (ADR)	3,504,000	191,809
Royal Dutch Shell PLC, Class B (ADR)	689,599	36,287
ConocoPhillips	15,211,000	730,128
BP PLC	78,891,534	696,049
Eni SpA	30,253,000	683,011
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	11,173,400	429,058
Woodside Petroleum Ltd.	8,204,314	318,887
EOG Resources, Inc.	3,325,000	312,716
OAO Gazprom (ADR)	13,312,000	296,059
Sasol Ltd.	5,737,000	211,058
Canadian Oil Sands Trust	6,357,800	168,869
China National Offshore Oil Corp.	104,014,900	164,031
Devon Energy Corp.	2,230,000	153,558
Chevron Corp.	1,305,000	94,351
Husky Energy Inc.	3,456,000	88,412
OAO LUKOIL (ADR)	1,400,000	73,500
Canadian Natural Resources, Ltd.	1,040,000	70,051
TOTAL SA	1,199,000	66,946
Schlumberger Ltd.	700,000	42,770
Marathon Oil Corp.	1,340,000	38,793
		5,545,658

UTILITIES — 6.21%
GDF Suez	36,487,768	1,340,802
Fortum Oyj	22,138,000	564,350
Scottish and Southern Energy PLC	31,349,905	535,794
SUEZ Environnement Co.	16,554,954	364,845
CEZ, a s	7,016,000	321,550
Public Service Enterprise Group Inc.	9,795,000	291,107
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	14,802,676	243,515
RWE AG	2,149,000	182,357
FirstEnergy Corp.	4,495,000	173,732
Dominion Resources, Inc.	4,456,422	169,300
E.ON AG	4,200,000	149,672
NTPC Ltd.	29,619,270	130,516
Exelon Corp.	3,000,000	129,900
Hongkong Electric Holdings Ltd.	22,021,500	123,278
PPL Corp.	2,260,000	64,365
China Resources Power Holdings Co. Ltd.	8,800,000	17,483
		4,802,566

MATERIALS — 4.38%
Linde AG	5,780,800	651,295
Akzo Nobel NV	8,819,000	448,733
Syngenta AG	1,538,400	398,505
ArcelorMittal	6,512,654	248,192
Rio Tinto PLC	4,158,000	213,254
BASF SE	3,583,000	201,327
CRH PLC	7,069,957	161,166
Impala Platinum Holdings Ltd.	6,231,000	152,726
Koninklijke DSM NV	3,084,500	128,874
Rautaruukki Oyj	6,689,570	126,236
POSCO	211,230	96,593
Israel Chemicals Ltd.	6,996,591	85,152
Holcim Ltd1	1,240,908	82,153
Shin-Etsu Chemical Co., Ltd.	1,522,600	81,812
OneSteel Ltd.	23,534,888	72,768
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	2,062,750	58,616
Weyerhaeuser Co.	1,375,000	55,550
voestalpine AG	1,397,000	49,279
Givaudan SA	35,132	28,889
Makhteshim-Agan Industries Ltd.	5,235,000	26,682
Huabao International Holdings Ltd.	19,755,000	19,980
		3,387,782

MISCELLANEOUS — 4.00%
Other common stocks in initial period of acquisition		3,089,943

Total common stocks (cost: $68,102,471,000)		73,221,184

Preferred stocks — 0.32%	Shares

FINANCIALS — 0.32%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%3,5	95,000,000	120,000
JPMorgan Chase & Co., Series I, 7.90%5	41,090,000	42,619
Barclays Bank PLC, Series RCI, 14.00%5	15,565,000	30,375
Wells Fargo & Co., Series K, 7.98%5	19,074,000	19,265
Wachovia Capital Trust III 5.80%5	8,675,000	7,070
Lloyds Banking Group PLC 6.657% preference shares3,5	30,300,000	16,210
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative5	14,250,000	9,319

Total preferred stocks (cost: $192,251,000)		244,858

Convertible securities — 0.53%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.34%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 20321	5,559,555	244,843
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	92,500	14,526
		259,369

FINANCIALS — 0.03%
Digital Realty Trust, Inc. 5.50% convertible debentures 20293	$4,800,000	6,297
Digital Realty Trust, Inc., Series D, 5.50% convertible preferred	210,000	6,496
IMMOFINANZ AG 2.75% convertible notes 2014	€9,800,000	11,481
		24,274

MISCELLANEOUS — 0.16%
Other convertible securities in initial period of acquisition		127,708

Total convertible securities (cost: $374,572,000)		411,351

Bonds & notes — 0.95%	Principal amount (000)

FINANCIALS — 0.43%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20103	$10,000	10,269
Westfield Group 5.40% 20123	1,275	1,362
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	14,525	15,245
Westfield Group 7.50% 20143	6,530	7,382
Westfield Group 5.70% 20163	13,081	13,575
Westfield Group 7.125% 20183	21,869	24,036
SLM Corp., Series A, 5.125% 2012	14,667	14,330
SLM Corp., Series A, 5.00% 2013	8,874	8,318
SLM Corp., Series A, 5.375% 2013	4,738	4,547
SLM Corp., Series A, 5.05% 2014	673	601
SLM Corp., Series A, 5.375% 2014	13,915	12,913
SLM Corp., Series A, 5.00% 2015	2,308	2,032
SLM Corp., Series A, 5.00% 2018	6,605	5,216
SLM Corp., Series A, 8.45% 2018	8,760	8,581
SLM Corp., Series A, 5.625% 2033	767	592
ProLogis 7.625% 2014	10,830	11,785
ProLogis 5.625% 2015	9,635	9,637
ProLogis 5.625% 2016	6,085	5,933
ProLogis 5.75% 2016	585	579
ProLogis 6.625% 2018	15,075	14,993
ProLogis 7.375% 2019	9,465	9,798
HBOS PLC 6.75% 20183	36,490	33,717
SB Capital SA 5.93% 2011	7,000	7,398
SB Capital SA 6.48% 2013	21,600	23,490
Simon Property Group, LP 5.25% 2016	7,075	7,141
Simon Property Group, LP 6.10% 2016	1,725	1,851
Simon Property Group, LP 5.875% 2017	330	346
Simon Property Group, LP 6.125% 2018	1,780	1,871
Simon Property Group, LP 10.35% 2019	11,635	14,887
ERP Operating LP 6.625% 2012	500	540
ERP Operating LP 5.20% 2013	2,500	2,624
ERP Operating LP 5.25% 2014	9,508	10,046
ERP Operating LP 5.125% 2016	6,356	6,499
ERP Operating LP 5.375% 2016	1,020	1,053
ERP Operating LP 5.75% 2017	3,935	4,083
AXA SA 8.60% 2030	8,000	9,594
Standard Chartered Bank 6.40% 20173	8,451	9,068
Discover Financial Services 6.45% 2017	3,057	2,961
Discover Financial Services 10.25% 2019	4,334	5,137
Developers Diversified Realty Corp. 5.50% 2015	3,744	3,491
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,065	1,143
Kimco Realty Corp., Series C, 4.904% 2015	1,185	1,187
Capital One Capital III 7.686% 20365	165	155
		330,006

CONSUMER DISCRETIONARY — 0.16%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	53,904	57,143
DaimlerChrysler North America Holding Corp. 5.875% 2011	19,850	20,680
DaimlerChrysler North America Holding Corp. 6.50% 2013	23,675	26,415
Marks and Spencer Group PLC 6.25% 20173	100	104
Marks and Spencer Group PLC 7.125% 20373	15,550	15,775
NTL Cable PLC, Series 1, 9.50% 2016	5,450	5,804
		125,921

TELECOMMUNICATION SERVICES — 0.15%
Open Joint Stock Co. Vimpel Communications 8.375% 2011	2,500	2,684
VIP Finance Ireland Ltd. 8.375% 2013	12,605	13,597
Open Joint Stock Co. Vimpel Communications 9.125% 2018	18,280	20,090
OJSC Mobile TeleSystems 8.375% 2010	23,096	23,991
Cricket Communications, Inc. 9.375% 2014	21,000	21,000
MetroPCS Wireless, Inc. 9.25% 2014	15,500	15,539
MetroPCS Wireless, Inc. 9.25% 2014	3,050	3,057
Nextel Communications, Inc., Series F, 5.95% 2014	17,400	15,877
		115,835

MATERIALS — 0.08%
CRH America Inc. 6.95% 2012	13,200	14,436
CRH America, Inc. 6.00% 2016	1,260	1,345
CRH America, Inc. 8.125% 2018	15,540	18,399
International Paper Co. 9.375% 2019	14,675	18,355
ArcelorMittal 9.85% 2019	8,000	10,096
		62,631

ENERGY — 0.08%
Gaz Capital SA, Series 13, 6.605% 2018	€6,133	8,670
Gaz Capital SA 8.146% 2018	$19,330	21,012
Gaz Capital SA, Series 9, 6.51% 2022	6,603	6,270
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	6,737	7,619
Gaz Capital SA 7.288% 2037	19,430	18,775
		62,346

CONSUMER STAPLES — 0.05%
Altria Group, Inc. 9.70% 2018	6,230	7,847
Altria Group, Inc. 9.25% 2019	13,445	16,681
British American Tobacco International Finance PLC 8.125% 20133	9,000	10,657
CVS Caremark Corp. 6.943% 20306	1,019	1,077
		36,262

UTILITIES — 0.00%
Progress Energy, Inc. 7.05% 2019	725	820

Total bonds & notes (cost: $604,095,000)		733,821

Short-term securities — 3.58%

Freddie Mac 0.15%–0.35% due 3/9–8/4/2010	813,000	812,737
Fannie Mae 0.125%–0.51% due 3/17–12/1/2010	736,700	736,121
U.S. Treasury Bills 0.165%–0.335% due 5/27–10/21/2010	235,900	235,723
Federal Home Loan Bank 0.10%–0.58% due 3/3–6/8/2010	166,350	166,309
Eni Finance USA Inc. 0.28%–0.29% due 4/28–5/4/20103	135,150	135,109
International Bank for Reconstruction and Development 0.16%–0.17% due 3/31–6/7/2010	125,800	125,782
Canada Bills 0.22% due 3/15–3/24/2010	80,000	79,994
Société Générale North America, Inc. 0.15% due 3/1/2010	72,200	72,199
Coca-Cola Co. 0.17% due 5/13/20103	55,805	55,787
Nestlé Capital Corp. 0.22% due 3/2/20103	50,000	49,999
Straight-A Funding LLC 0.17% due 4/26/20103	50,000	49,990
General Electric Co. 0.18% due 3/24/2010	49,900	49,892
Caisse d’Amortissement de la Dette Sociale 0.245%–0.285% due 3/19–3/29/2010	43,100	43,096
Export Development Canada 0.20% due 4/8/2010	35,000	34,995
Deutsche Bank Financial LLC 0.13% due 3/5/2010	30,000	29,999
Jupiter Securitization Co., LLC 0.17% due 3/3/20103	25,000	25,000
Novartis Finance Corp. 0.23% due 3/1/20103	24,000	24,000
Credit Agricole North America, Inc. 0.205% due 4/7/2010	22,700	22,696
ING (U.S.) Funding LLC 0.18% due 3/10/2010	17,100	17,099

Total short-term securities (cost: $2,765,902,000)		2,766,527

Total investment securities (cost: $72,039,291,000)		77,377,741
Other assets less liabilities		(37,624)

Net assets		$77,340,117

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $71,877,000, which represented .09% of the net assets of the fund.
3 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $695,459,000, which represented .90% of the net assets of the fund.
4 The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
5 Coupon rate may change periodically.
6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/10 (000)

Air France	15,541,220	754,800	—	16,296,020	$—	$217,748
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	—	149,085
Kesa Electricals PLC	26,593,098	—	—	26,593,098	—	46,423

					$—	$413,256

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$13,429,169	$—	$—	$13,429,169
Information technology	8,745,147	—	—	8,745,147
Consumer staples	7,388,329	—	—	7,388,329
Telecommunication services	7,240,771	71,877	—	7,312,648
Industrials	6,805,182	—	—	6,805,182
Health care	6,798,832	—	—	6,798,832
Consumer discretionary	5,915,928	—	—	5,915,928
Energy	5,545,658	—	—	5,545,658
Utilities	4,802,566	—	—	4,802,566
Materials	3,387,782	—	—	3,387,782
Miscellaneous	3,089,943	—	—	3,089,943
Preferred stocks	—	244,858	—	244,858
Convertible securities	311,953	99,398	—	411,351
Bonds & notes	—	733,821	—	733,821
Short-term securities	—	2,766,527	—	2,766,527
Total	$73,461,260	$3,916,481	$—	$77,377,741

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,631,395
Gross unrealized depreciation on investment securities	(5,443,181)
Net unrealized appreciation on investment securities	5,188,214
Cost of investment securities for federal income tax purposes	72,189,527

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-933-0410O-S21511

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: April 28, 2010

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: April 28, 2010